Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 444	£ 486
Exchange and other adjustments	6	0
Gains recognised in the income statement within other income	(136)	(41)
Additions	9	5
Redemptions	(18)	(35)
Transfers out of the level 3 portfolio		(19)
Balance at end of period	305	396
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	22	42
Exchange and other adjustments	0	0
Gains recognised in the income statement within other income	(2)	2
Additions	0	0
Redemptions	(2)	(2)
Transfers out of the level 3 portfolio		(19)
Balance at end of period	18	23
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	(2)	2
Derivative liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	422	444
Exchange and other adjustments	6	0
Gains recognised in the income statement within other income	(134)	(43)
Additions	9	5
Redemptions	(16)	(33)
Transfers out of the level 3 portfolio		0
Balance at end of period	287	373
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	(108)	(31)
Financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	£ (110)	£ (29)